Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guarnteed loans	$ 81.5	$ 82.2
Percentage of amount insured on mortgage	90.00%	90.00%